Basis of Presentation and General Information (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Date of incorporation		May 30, 2013
Working capital surplus		$ 4,000,000.0
Working capital deficit			$ 13,800,000
Dynagas Holding Ltd [Member]
Product Information [Line Items]
Ownership percentage		42.40%
Customer Concentration Risk [Member] | Revenues [Member] | Yamal Trade Pte. Ltd. [Member]
Product Information [Line Items]
Concentration Risk, Percentage		41.00%	39.00%
Dynagas Holding Ltd [Member] | $30 million Sponsor Facility [Member]
Product Information [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000,000
Line of Credit Facility, Expiration Date	November 2023
Debt Instrument, Covenant Compliance		Currently imposed sanctions, do not affect the Partnership’s compliance with terms imposed by its $675 Million Credit Facility
General Partner [Member] | Dynagas Holding Ltd [Member]
Product Information [Line Items]
General Partner Interest in Dynagas LNG Partners LP		0.10%
IPO [Member]
Product Information [Line Items]
Date of initial public offering (IPO)		November 18, 2013
IPO [Member] | Common [Member]
Product Information [Line Items]
Limited Partners Capital Account Units Offered	8,250,000
Shares Issued, Price Per Share	$ 18.00
IPO [Member] | Common [Member] | Dynagas Holding Ltd [Member]
Product Information [Line Items]
Limited Partners Capital Account Units Offered	4,250,000
Shares Issued, Price Per Share	$ 18.00